Finance Charges	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Finance Charges
FINANCE CHARGES

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2017	2016	2017	2016
Interest:
Long-term debt and capital lease and finance obligations	238	144	471	289
Short-term borrowings	3	2	8	4
Acquisition credit facilities	—	10	—	14
Debt component of AFUDC	(9)	(6)	(18)	(14)
	232	150	461	293